Revenue - Schedule of disaggregation of revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenues	€ 219,505,934	€ 180,802,496	€ 152,590,315
Display Solutions
Revenue
Revenues	200,038,287	154,707,881	127,119,437
Sensor Technologies
Revenue
Revenues	19,467,647	26,094,615	25,470,878
Full Service Model
Revenue
Revenues	29,066,000
Full Service Model | Display Solutions
Revenue
Revenues	197,024,066	151,982,103	125,083,288
R&D Engineering Services
Revenue
Revenues	3,014,000
R&D Engineering Services | Display Solutions
Revenue
Revenues	€ 3,014,221	€ 2,725,778	€ 2,036,149